FPA NEW INCOME, INC.

Portfolio of investments

June 30, 2022

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
INDUSTRIALS — 0.6%
Boart Longyear Group Ltd.(a)	43,018,605	$65,325,923
		$65,325,923
ENERGY — 0.6%
PHI Group, Inc., Restricted(b)(c)(d)	3,806,420	$58,238,226
		$58,238,226
RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(d)	69,361	$381,485
Copper Property CTL Pass-Through Trust(b)(c)(d)	520,208	6,632,652
		$7,014,137

TOTAL COMMON STOCKS — 1.3% (Cost $139,264,410)		$130,578,286

BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.8%
AGENCY — 0.7%
Federal Home Loan Mortgage Corp. K054 A2 — 2.745% 1/25/2026	$3,600,000	$3,524,622
Federal Home Loan Mortgage Corp. K066 A2 — 3.117% 6/25/2027	7,223,000	7,116,586
Federal Home Loan Mortgage Corp. K051 A2 — 3.308% 9/25/2025	38,614,000	38,487,296
Federal Home Loan Mortgage Corp. K062 A2 — 3.413% 12/25/2026	18,155,276	18,125,538
		$67,254,042
AGENCY STRIPPED — 0.4%
Government National Mortgage Association 2012-25 IO — 0.000% 8/16/2052(e)(i)	$11,975,038	$133
Government National Mortgage Association 2012-45 IO — 0.000% 4/16/2053(e)(i)	2,151,795	6
Government National Mortgage Association 2013-45 IO — 0.095% 12/16/2053(e)	23,397,847	72,215
Government National Mortgage Association 2012-125 IO — 0.173% 2/16/2053(e)	41,940,918	218,785
Government National Mortgage Association 2013-125 IO — 0.206% 10/16/2054(e)	9,418,944	127,724
Government National Mortgage Association 2014-157 IO — 0.232% 5/16/2055(e)	25,353,812	274,668
Government National Mortgage Association 2014-110 IO — 0.271% 1/16/2057(e)	19,370,570	307,663
Government National Mortgage Association 2015-169 IO — 0.272% 7/16/2057(e)	46,373,406	819,910
Government National Mortgage Association 2015-19 IO — 0.292% 1/16/2057(e)	29,645,066	528,655
Government National Mortgage Association 2015-41 IO — 0.308% 9/16/2056(e)	8,494,352	147,853
Government National Mortgage Association 2015-108 IO — 0.352% 10/16/2056(e)	1,660,089	43,902
Government National Mortgage Association 2014-153 IO — 0.365% 4/16/2056(e)	41,319,277	824,435
Government National Mortgage Association 2015-150 IO — 0.383% 9/16/2057(e)	7,791,839	197,430
Government National Mortgage Association 2012-79 IO — 0.389% 3/16/2053(e)	47,897,132	436,817
Government National Mortgage Association 2016-65 IO — 0.520% 1/16/2058(e)	31,198,949	859,621
Government National Mortgage Association 2015-7 IO — 0.525% 1/16/2057(e)	21,628,284	513,663
Government National Mortgage Association 2012-150 IO — 0.536% 11/16/2052(e)	31,567,584	325,777
Government National Mortgage Association 2014-175 IO — 0.561% 4/16/2056(e)	72,563,605	1,758,107
Government National Mortgage Association 2014-138 IO — 0.587% 4/16/2056(e)	7,190,828	168,144
Government National Mortgage Association 2014-77 IO — 0.610% 12/16/2047(e)	14,250,918	190,991
Government National Mortgage Association 2012-114 IO — 0.636% 1/16/2053(e)	19,511,892	318,514

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Government National Mortgage Association 2014-187 IO — 0.644% 5/16/2056(e)	$77,382,583	$2,036,067
Government National Mortgage Association 2016-125 IO — 0.821% 12/16/2057(e)	64,735,078	2,663,454
Government National Mortgage Association 2020-75 IO — 0.887% 2/16/2062(e)	103,368,747	7,171,052
Government National Mortgage Association 2020-42 IO — 0.936% 3/16/2062(e)	131,413,501	9,473,455
Government National Mortgage Association 2016-106 IO — 0.978% 9/16/2058(e)	89,538,396	4,174,271
Government National Mortgage Association 2020-71 IO — 1.089% 1/16/2062(e)	56,780,258	4,415,443
Government National Mortgage Association 2020-43 IO — 1.260% 11/16/2061(e)	43,446,191	3,602,180
		$41,670,935
NON-AGENCY — 7.7%
A10 Bridge Asset Financing 2021-D A1FX — 2.589% 10/1/2038(f)	$12,620,246	$12,341,996
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	3,720,049	3,667,108
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830% — 2.442% 12/18/2037(e)(f)	13,254,385	12,988,087
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD LIBOR + 1.200% — 2.723% 6/15/2036(e)(f)	59,792,000	57,867,768
ACRES Commercial Realty Ltd. 2021-FL2 A, 1M USD LIBOR + 1.400% — 2.923% 1/15/2037(e)(f)	13,444,000	12,869,647
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A, SOFR30A + 1.450% — 2.229% 1/15/2037(e)(f)	57,822,000	56,374,224
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970% — 2.294% 12/15/2035(e)(f)	54,525,000	52,728,946
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100% — 2.424% 5/15/2036(e)(f)	45,859,000	44,584,436
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 1M USD LIBOR + 1.350% — 2.674% 11/15/2036(e)(f)	59,062,000	57,107,928
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A, 1M TSFR + 1.850% — 3.129% 5/15/2037(e)(f)	35,540,000	34,781,800
AREIT Trust 2019-CRE3 A, 1M TSFR + 1.1340% — 2.718% 9/14/2036(e)(f)	1,969,554	1,925,107
BBCMS Trust 2015-SRCH A1 — 3.312% 8/10/2035(f)	13,343,557	12,784,121
BDS Ltd. 2021-FL8 A, 1M USD LIBOR + 0.920% — 2.532% 1/18/2036(e)(f)	19,586,307	18,964,264
BDS Ltd. 2019-FL4 AS, 1M USD LIBOR + 1.400% — 2.923% 8/15/2036(e)(f)	6,613,000	6,440,827
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(e)	1,068,911	1,062,513
BX Commercial Mortgage Trust 2021-VOLT E, 1M USD LIBOR + 2.000% — 3.324% 9/15/2036(e)(f)	28,900,000	26,998,068
BXMT Ltd. 2021-FL4 A, 1M USD LIBOR + 1.050% — 2.374% 5/15/2038(e)(f)	62,883,000	61,832,112
COMM Mortgage Trust 2014-CR20 A3 — 3.326% 11/10/2047	10,163,897	9,938,546
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	12,483,669	12,433,719
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050% — 2.662% 2/18/2038(e)(f)	54,659,000	52,639,372
Independence Plaza Trust 2018-INDP A — 3.763% 7/10/2035(f)	11,081,000	10,763,112
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	4,214,030	4,177,506
JPMBB Commercial Mortgage Securities Trust 2015-C31 A3 — 3.801% 8/15/2048	8,055,747	7,876,791
KREF Ltd. 2021-FL2 A, 1M USD LIBOR + 1.070% — 2.593% 2/15/2039(e)(f)	19,179,000	18,482,516
LCCM Trust 2021-FL2 A, 1M USD LIBOR + 1.200% — 2.524% 12/13/2038(e)(f)	9,154,000	8,858,744
LoanCore Issuer Ltd. 2021-CRE4 A, SOFR30A + 0.914% — 1.694% 7/15/2035(e)(f)	17,550,221	17,142,694

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300% — 2.624% 7/15/2036(e)(f)	$8,879,000	$8,604,935
MF1 Ltd. 2020-FL4 A, 1M TSFR + 1.814% — 3.148% 11/15/2035(e)(f)	17,415,000	17,282,059
Ready Capital Mortgage Financing LLC 2021-FL5 A, 1M USD LIBOR + 1.000% — 2.624% 4/25/2038(e)(f)	22,488,614	21,668,690
Shelter Growth CRE Issuer Ltd. 2021-FL3 A, 1M USD LIBOR + 1.080% — 2.404% 9/15/2036(e)(f)	11,877,096	11,466,464
STWD Ltd. 2021-FL2, 1M USD LIBOR + 1.200% — 2.723% 4/18/2038(e)(f)	33,755,000	32,978,038
TRTX Issuer Ltd. 2022-FL5 A, SOFR30A + 1.650% — 2.424% 2/15/2039(e)(f)	37,857,000	36,815,141
VMC Finance LLC 2021-HT1 A, 3M USD LIBOR + 1.650% — 3.262% 1/18/2037(e)(f)	26,553,640	25,415,331
		$771,862,610

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $925,392,330)		$880,787,587

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.9%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Federal Home Loan Mortgage Corp. 4170 QE — 2.000% 5/15/2032	$863,249	$851,774
Federal Home Loan Mortgage Corp. 3979 HD — 2.500% 12/15/2026	617,311	614,231
Federal Home Loan Mortgage Corp. 4304 DA — 2.500% 1/15/2027	206,045	205,250
Federal Home Loan Mortgage Corp. 4010 DE — 2.500% 2/15/2027	723,157	719,397
Federal Home Loan Mortgage Corp. 4387 VA — 3.000% 2/15/2026	109,606	109,602
Federal Home Loan Mortgage Corp. 3914 MA — 3.000% 6/15/2026	554,177	554,419
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	4,899,089	4,933,553
Federal Home Loan Mortgage Corp. 3828 VE — 4.500% 1/15/2024	338,022	341,470
Federal National Mortgage Association 2014-21 ED — 2.250% 4/25/2029	114,226	113,497
Federal National Mortgage Association 2013-135 KM — 2.500% 3/25/2028	269,414	268,366
Federal National Mortgage Association 2017-30 G — 3.000% 7/25/2040	408,066	407,382
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	808,264	794,611
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	3,443,784	3,461,737
Federal National Mortgage Association 144 PD — 3.500% 4/25/2042	1,640,449	1,628,012
Federal National Mortgage Association 2010-43 MK — 5.500% 5/25/2040	592,582	611,753
		$15,615,054

AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.906% — 2.499% 3/1/2036(e)	$282,256	$288,744

		$288,744

AGENCY POOL FIXED RATE — 2.2%
Federal Home Loan Mortgage Corp. ZA2796 — 2.500% 11/1/2027	$2,383,570	$2,315,303
Federal Home Loan Mortgage Corp. J22472 — 2.500% 2/1/2028	1,789,047	1,739,280
Federal Home Loan Mortgage Corp. ZS8495 — 2.500% 8/1/2028	845,475	821,260
Federal Home Loan Mortgage Corp. J32374 — 2.500% 11/1/2028	95,180,044	92,532,373
Federal Home Loan Mortgage Corp. G15169 — 4.500% 9/1/2026	380,860	385,909
Federal Home Loan Mortgage Corp. G15272 — 4.500% 9/1/2026	105,029	106,000
Federal Home Loan Mortgage Corp. G15875 — 4.500% 9/1/2026	485,085	490,361
Federal Home Loan Mortgage Corp. G15036 — 5.000% 6/1/2024	17,539	17,699

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. G13667 — 5.000% 8/1/2024	$374	$377
Federal Home Loan Mortgage Corp. G15173 — 5.000% 6/1/2026	36,954	37,229
Federal Home Loan Mortgage Corp. G15407 — 5.000% 6/1/2026	219,478	221,596
Federal Home Loan Mortgage Corp. G15230 — 5.500% 12/1/2024	85,244	86,086
Federal Home Loan Mortgage Corp. G15458 — 5.500% 12/1/2024	13,693	13,798
Federal Home Loan Mortgage Corp. G14460 — 6.000% 1/1/2024	2,921	2,956
Federal National Mortgage Association AQ9360 — 2.500% 1/1/2028	967,758	940,041
Federal National Mortgage Association FS0499 — 2.500% 11/1/2030	51,012,408	50,029,624
Federal National Mortgage Association FS0452 — 2.500% 10/1/2031	6,003,709	5,831,759
Federal National Mortgage Association FS0494 — 2.500% 2/1/2035	60,109,639	58,388,063
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	3,007,081	3,036,485
Federal National Mortgage Association AL4056 — 5.000% 6/1/2026	65,871	66,293
Federal National Mortgage Association AL5867 — 5.500% 8/1/2023	3,966	3,996
Federal National Mortgage Association AL0471 — 5.500% 7/1/2025	8,481	8,598
Federal National Mortgage Association AL4433 — 5.500% 9/1/2025	13,133	13,356
Federal National Mortgage Association AL4901 — 5.500% 9/1/2025	12,416	12,519
Federal National Mortgage Association AL0294 — 6.000% 10/1/2022	184	184
Federal National Mortgage Association 890225 — 6.000% 5/1/2023	10,935	11,023
Government National Mortgage Association 782281 — 6.000% 3/15/2023	29,386	29,587
		$217,141,755
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corp. 217 PO — 0.000% 1/1/2032(i)	$77,608	$65,407
Federal Home Loan Mortgage Corp. 3917 AI — 4.500% 7/15/2026	878,593	10,469
Federal Home Loan Mortgage Corp. 217 IO — 6.500% 1/1/2032	74,729	15,418
Federal National Mortgage Association 2010-25 NI — 5.000% 3/25/2025	102	2
Federal National Mortgage Association 2003-64 XI — 5.000% 7/25/2033	201,815	36,436
		$127,732
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.6%
Cascade Funding Mortgage Trust 2021-HB6 A — 0.898% 6/25/2036(e)(f)	$16,784,995	$16,422,657
CFMT LLC 2021-HB5 A — 0.801% 2/25/2031(e)(f)	33,427,249	32,808,514
CFMT LLC 2020-HB4 A — 0.946% 12/26/2030(e)(f)	9,153,029	9,033,125
CFMT LLC 2021-HB7 A — 1.151% 10/27/2031(e)(f)	19,481,679	19,062,026
CFMT LLC 2021-HB7 M1 — 2.125% 10/27/2031(e)(f)	15,406,000	14,605,635
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.000% 1/25/2035(e)(f)	2,894,138	2,738,778
Finance of America HECM Buyout 2020-HB2 A — 1.710% 7/25/2030(e)(f)	33,759,727	33,151,289
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(e)(f)	151,793	151,272
PRET LLC 2021-NPL5 A1 — 2.487% 10/25/2051(f)(j)	67,702,489	63,482,031
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(f)(j)	30,995,074	29,330,921
Pretium Mortgage Credit Partners I LLC 2021-NPL4 A1 — 2.363% 10/27/2060(f)(j)	51,599,783	48,558,074
Pretium Mortgage Credit Partners I LLC 2021-NPL6 A1 — 2.487% 7/25/2051(f)(j)	21,543,830	20,258,245
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	21,664,582	20,486,544
PRPM LLC 2021-9 A1 — 2.363% 10/25/2026(f)(j)	24,132,438	23,047,882
PRPM LLC 2021-10 A1 — 2.487% 10/25/2026(f)(j)	30,354,802	28,705,125
PRPM LLC 2021-11 A1 — 2.487% 11/25/2026(f)(j)	36,639,445	34,333,952
RCO VII Mortgage LLC 2021-2 A1 — 2.116% 9/25/2026(f)(j)	23,825,685	22,773,002
Towd Point Mortgage Trust 2018-2 A1 — 3.250% 3/25/2058(e)(f)	28,128,495	27,546,280
Towd Point Mortgage Trust 2018-5 A1A — 3.250% 7/25/2058(e)(f)	16,280,787	16,022,059
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(f)(j)	22,206,125	21,107,828

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(j)	$5,148,717	$4,939,479
VOLT C LLC 2021-NPL9 — 1.992% 5/25/2051(f)(j)	20,083,450	19,085,207
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(j)	26,047,494	24,973,996
VOLT XCV LLC 2021-NPL4 — 2.240% 3/27/2051(f)(j)	27,792,726	26,717,209
		$559,341,130

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $825,372,174)		$792,514,415

ASSET-BACKED SECURITIES — 64.7%
AUTO — 21.3%
American Credit Acceptance Receivables Trust 2021-4 B — 0.860% 2/13/2026(f)	$9,955,000	$9,629,986
American Credit Acceptance Receivables Trust 2021-2 C — 0.970% 7/13/2027(f)	55,165,000	53,603,284
American Credit Acceptance Receivables Trust 2021-3 C — 0.980% 11/15/2027(f)	40,171,000	38,526,901
American Credit Acceptance Receivables Trust 2021-4 C — 1.320% 2/14/2028(f)	36,195,000	34,567,441
American Credit Acceptance Receivables Trust 2022-1 B — 1.680% 9/14/2026(f)	22,408,000	21,704,091
American Credit Acceptance Receivables Trust 2022-1 C — 2.120% 3/13/2028(f)	45,613,000	42,893,443
AmeriCredit Automobile Receivables Trust 2021-3 A3 — 0.760% 8/18/2026	21,998,000	21,045,165
AmeriCredit Automobile Receivables Trust 2020-2 C — 1.480% 2/18/2026	6,808,000	6,611,640
BMW Vehicle Lease Trust 2022-1 A4 — 1.230% 5/27/2025	30,512,000	29,217,297
BMW Vehicle Owner Trust 2022-A A4 — 3.440% 12/26/2028	25,298,000	24,869,804
CarMax Auto Owner Trust 2022-1 A3 — 1.470% 12/15/2026	61,620,000	59,013,542
CarMax Auto Owner Trust 2020-3 C — 1.690% 4/15/2026	1,064,000	1,023,620
CarMax Auto Owner Trust 2020-2 A4 — 2.050% 5/15/2025	14,689,000	14,458,305
Drive Auto Receivables Trust 2021-2 C — 0.870% 10/15/2027	51,629,000	49,121,070
Drive Auto Receivables Trust 2021-3 B — 1.110% 5/15/2026	72,790,000	69,424,402
Drive Auto Receivables Trust 2021-3 C — 1.470% 1/15/2027	72,790,000	69,025,410
DT Auto Owner Trust 2021-3A B — 0.580% 11/17/2025(f)	20,559,000	19,668,129
DT Auto Owner Trust 2021-1A C — 0.840% 10/15/2026(f)	3,462,000	3,315,707
DT Auto Owner Trust 2021-3A C — 0.870% 5/17/2027(f)	18,106,000	17,060,002
DT Auto Owner Trust 2021-4A B — 1.020% 5/15/2026(f)	13,540,000	12,984,604
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	6,384,000	6,199,956
DT Auto Owner Trust 2021-4A C — 1.500% 9/15/2027(f)	13,540,000	12,864,290
DT Auto Owner Trust 2022-1A C — 2.960% 11/15/2027(f)	18,926,000	18,387,951
Exeter Automobile Receivables Trust 2021-4A C — 1.460% 10/15/2027	41,400,000	39,460,265
Exeter Automobile Receivables Trust 2022-1A B — 2.180% 6/15/2026	94,894,000	92,154,268
Exeter Automobile Receivables Trust 2022-1A C — 2.560% 6/15/2028	49,707,000	47,491,673
Flagship Credit Auto Trust 2021-2 C — 1.270% 6/15/2027(f)	17,609,000	16,489,360
Flagship Credit Auto Trust 2021-4 B — 1.490% 2/15/2027(f)	8,567,000	7,978,603
Ford Credit Auto Lease Trust 2021-B A4 — 0.400% 12/15/2024	55,829,000	53,180,433
Ford Credit Auto Lease Trust 2021-B B — 0.660% 1/15/2025	22,156,000	21,057,042
Ford Credit Auto Lease Trust 2021-B C — 0.900% 5/15/2026	21,928,000	20,965,291
Ford Credit Auto Owner Trust 2020-B B — 1.190% 1/15/2026	400,000	383,199
Ford Credit Auto Owner Trust 2022-A A3 — 1.290% 6/15/2026	33,165,000	31,710,370
GM Financial Automobile Leasing Trust 2021-2 B — 0.690% 5/20/2025	4,991,000	4,778,180
GM Financial Automobile Leasing Trust 2022-1 A3 — 1.900% 3/20/2025	91,758,000	89,555,340
GM Financial Automobile Leasing Trust 2022-1 A4 — 1.960% 2/20/2026	43,831,000	42,648,966
GM Financial Automobile Leasing Trust 2022-1 B — 2.230% 2/20/2026	12,446,000	12,092,715

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
GM Financial Automobile Leasing Trust 2022-1 C — 2.640% 2/20/2026	$32,069,000	$31,166,659
GM Financial Consumer Automobile Receivables Trust 2022-1 A3 — 1.260% 11/16/2026	29,166,000	27,859,675
GM Financial Consumer Automobile Receivables Trust 2020-3 C — 1.370% 1/16/2026	2,760,000	2,613,721
Honda Auto Receivables Owner Trust 2021-4 A3 — 0.880% 1/21/2026	44,179,000	42,191,206
Hyundai Auto Lease Securitization Trust 2021-C A3 — 0.380% 9/16/2024(f)	80,238,000	77,376,946
Hyundai Auto Lease Securitization Trust 2021-B A4 — 0.380% 8/15/2025(f)	2,176,000	2,087,868
Hyundai Auto Lease Securitization Trust 2022-A A3 — 1.160% 1/15/2025(f)	59,677,000	57,618,514
Hyundai Auto Lease Securitization Trust 2022-A A4 — 1.320% 12/15/2025(f)	35,890,000	34,490,757
Hyundai Auto Receivables Trust 2021-C A3 — 0.740% 5/15/2026	29,067,000	27,760,313
Prestige Auto Receivables Trust 2021-1A B — 1.190% 4/15/2026(f)	37,756,000	36,062,787
Prestige Auto Receivables Trust 2021-1A C — 1.530% 2/15/2028(f)	13,545,000	12,770,666
Santander Drive Auto Receivables Trust 2021-4 B — 0.880% 6/15/2026	32,004,000	31,056,941
Santander Drive Auto Receivables Trust 2021-4 C — 1.260% 2/16/2027	63,342,000	60,421,047
Santander Drive Auto Receivables Trust 2022-1 B — 2.360% 8/17/2026	99,413,000	96,535,809
Santander Drive Auto Receivables Trust 2022-1 C — 2.560% 4/17/2028	33,202,000	32,145,091
Santander Retail Auto Lease Trust 2021-C A3 — 0.500% 3/20/2025(f)	52,215,000	50,457,856
Santander Retail Auto Lease Trust 2021-A A3 — 0.510% 7/22/2024(f)	1,084,000	1,046,926
Santander Retail Auto Lease Trust 2021-B A3 — 0.510% 8/20/2024(f)	2,000,000	1,929,474
Santander Retail Auto Lease Trust 2021-A C — 1.140% 3/20/2026(f)	1,886,000	1,794,446
Santander Retail Auto Lease Trust 2022-A A3 — 1.340% 7/21/2025(f)	34,544,000	32,909,343
Santander Retail Auto Lease Trust 2022-A A4 — 1.420% 1/20/2026(f)	18,847,000	18,076,537
Santander Retail Auto Lease Trust 2022-A B — 1.610% 1/20/2026(f)	10,319,000	9,860,918
Volkswagen Auto Loan Enhanced Trust 2021-1 A3 — 1.020% 6/22/2026	52,430,000	50,271,137
Westlake Automobile Receivables Trust 2021-2A B — 0.620% 7/15/2026(f)	31,908,000	30,721,922
Westlake Automobile Receivables Trust 2021-2A C — 0.890% 7/15/2026(f)	50,584,000	48,115,850
Westlake Automobile Receivables Trust 2021-1A C — 0.950% 3/16/2026(f)	6,817,000	6,559,910
Westlake Automobile Receivables Trust 2020-3A C — 1.240% 11/17/2025(f)	16,438,000	16,004,824
Westlake Automobile Receivables Trust 2021-3A B — 1.290% 1/15/2027(f)	69,723,000	67,014,164
Westlake Automobile Receivables Trust 2021-3A C — 1.580% 1/15/2027(f)	69,605,000	65,998,883
Westlake Automobile Receivables Trust 2022-1A C — 3.110% 3/15/2027(f)	52,910,000	51,672,208
World Omni Auto Receivables Trust 2020-C C — 1.390% 5/17/2027	3,415,000	3,214,107
		$2,142,968,250
COLLATERALIZED LOAN OBLIGATION — 19.7%
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950% — 3.013% 1/20/2032(e)(f)	$19,397,000	$19,390,948
ABPCI Direct Lending Fund IX LLC 2020-9A A1R, 3M USD LIBOR + 1.400% — 2.625% 11/18/2031(e)(f)	43,972,000	42,725,350
Barings CLO Ltd. 2018-III 2018-3A A1, 3M USD LIBOR + 0.950% — 2.013% 7/20/2029(e)(f)	21,675,587	21,453,108
Blackrock Mount Adams CLO IX LP 2021-9A A1, 3M USD LIBOR + 1.370% — 3.493% 9/22/2031(e)(f)	31,531,000	30,718,478
Brightwood Capital MM CLO Ltd. 2021-2A A, 3M USD LIBOR + 1.650% — 2.694% 11/15/2030(e)(f)	85,599,000	84,324,602
BTC Holdings Fund I LLC 3M USD LIBOR + 2.750% — 3.800% 1/28/2027(c)(d)	5,897,346	5,897,346
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 3.700% 10/20/2029(c)(d)	18,000,000	18,000,000
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900% — 2.944% 10/15/2032(e)(f)	82,252,000	81,192,430

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Cerberus Loan Funding XXV LP 2018-4RA A1TR, 3M USD LIBOR + 1.530% — 2.574% 10/15/2030(e)(f)	$18,629,000	$18,284,755
Cerberus Loan Funding XXVI LP 2019-1A AR, 3M USD LIBOR + 1.500% — 2.544% 4/15/2031(e)(f)	10,764,000	10,573,165
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850% — 2.894% 10/15/2031(e)(f)	70,979,000	70,959,765
Cerberus Loan Funding XXXI LP 2021-1A A, 3M USD LIBOR + 1.500% — 2.544% 4/15/2032(e)(f)	45,931,000	45,160,324
Cerberus Loan Funding XXXVI LP 2021-6A A, 3M USD LIBOR + 1.400% — 2.444% 11/22/2033(e)(f)	66,769,733	66,325,781
Ellington CLO IV Ltd. 2019-4A AR, 3M USD LIBOR + 1.580% — 2.624% 4/15/2029(e)(f)	21,620,935	21,540,462
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1TR, 3M USD LIBOR + 1.550% — 2.594% 10/15/2033(e)(f)	118,776,000	114,324,394
Fortress Credit Opportunities XI CLO Ltd. 2018-11A A1T, 3M USD LIBOR + 1.300% — 2.344% 4/15/2031(e)(f)	37,820,000	37,069,613
Fortress Credit Opportunities XVII CLO Ltd. 2022-17A A, 3M TSFR + 1.370% — 1.587% 1/15/2030(e)(f)	62,732,000	61,064,608
Galaxy XXIII CLO Ltd. 2017-23A AR, 3M USD LIBOR + 0.870% — 2.054% 4/24/2029(e)(f)	40,392,750	39,673,840
Golub Capital Partners CLO 36m Ltd. 2018-36A A, 3M USD LIBOR + 1.300% — 2.663% 2/5/2031(e)(f)	67,200,000	65,590,762
Golub Capital Partners CLO 42M Ltd. 2019-42A A2, 3M USD LIBOR + 2.000% — 3.063% 4/20/2031(e)(f)	13,772,000	13,419,065
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.900% — 1.944% 10/18/2027(e)(f)	605,067	604,731
Lake Shore MM CLO III LLC 2019-2A A1R, 3M USD LIBOR + 1.480% — 2.524% 10/17/2031(e)(f)	23,662,000	23,025,421
Lake Shore MM CLO III LLC 2019-2A A2R — 2.525% 10/17/2031(f)	11,083,000	10,030,924
Lake Shore MM CLO IV Ltd. 2021-1A X, 3M USD LIBOR + 1.180% — 1.312% 10/15/2033(e)(f)	16,140,133	16,014,321
LCM XX LP 20A AR, 3M USD LIBOR + 1.040% — 2.103% 10/20/2027(e)(f)	3,109,363	3,084,604
Madison Park Funding XI Ltd. 2013-11A, 3M USD LIBOR + 0.900% — 2.084% 7/23/2029(e)(f)	94,240,368	92,789,443
Madison Park Funding XXIII Ltd. 2017-23A AR, 3M USD LIBOR + 0.970% — 2.195% 7/27/2031(e)(f)	81,487,000	80,281,074
Madison Park Funding XXV Ltd. 2017-25A, 3M USD LIBOR + 0.970% — 2.154% 4/25/2029(e)(f)	74,465,000	73,372,152
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150% — 2.194% 10/15/2029(e)(f)	22,116,580	21,860,116
Neuberger Berman CLO XV 2013-15A A1R2, 3M USD LIBOR + 0.920% — 1.964% 10/15/2029(e)(f)	67,786,000	66,647,263
OCP CLO Ltd. 2017-13A A1AR, 3M USD LIBOR + 0.960% — 2.004% 7/15/2030(e)(f)	72,247,000	70,881,532
Octagon Investment Partners 35 Ltd. 2018-1A A1A, 3M USD LIBOR + 1.060% — 2.123% 1/20/2031(e)(f)	44,563,000	43,721,205
Octagon Investment Partners XV Ltd. 2013-1A A1RR, 3M USD LIBOR + 0.970% — 2.014% 7/19/2030(e)(f)	108,749,000	107,053,494
OFSI BSL VIII Ltd. 2017-1A AR, 3M USD LIBOR + 1.000% — 2.044% 8/16/2029(e)(f)	65,156,305	64,288,488
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450% — 3.546% 6/21/2032(e)(f)	66,692,000	64,597,538

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Palmer Square Loan Funding Ltd. 2021-1A A1, 3M USD LIBOR + 0.900% — 1.963% 4/20/2029(e)(f)	$47,204,724	$46,736,265
Parliament CLO II Ltd. 2021-2A A, 3M USD LIBOR + 1.350% — 1.830% 8/20/2032(e)(f)	40,733,000	39,587,914
Parliament Funding II Ltd. 2020-1A AR, 3M USD LIBOR + 1.250% — 2.313% 10/20/2031(e)(f)	40,598,000	39,445,179
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.600% — 3.723% 6/22/2030(e)(f)	25,900,433	25,637,077
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950% — 1.994% 4/17/2028(e)(f)	902,589	902,105
TICP CLO III-2 Ltd. 2018-3R A, 3M USD LIBOR + 0.840% — 1.903% 4/20/2028(e)(f)	3,565,275	3,537,198
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670% — 2.714% 4/15/2031(e)(f)	101,155,000	100,274,850
Venture XXV CLO Ltd. 2016-25A ARR, 3M USD LIBOR + 1.020% — 2.083% 4/20/2029(e)(f)	20,458,135	20,165,502
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480% — 2.524% 7/15/2031(e)(f)	62,588,000	61,223,644
Woodmont Trust 2019-6A A1R2, 3M USD LIBOR + 1.480% — 2.524% 7/15/2031(e)(f)	16,952,000	16,582,463
Zais CLO 7 Ltd. 2017-2A A, 3M USD LIBOR + 1.290% — 2.334% 4/15/2030(e)(f)	15,314,220	15,087,677
		$1,975,120,976
CREDIT CARD — 1.0%
American Express Credit Account Master Trust 2022-2 A — 3.390% 5/15/2027	$53,566,000	$53,451,492
Discover Card Execution Note Trust 2022-A2 A — 3.320% 5/15/2027	50,645,000	50,025,242
		$103,476,734
EQUIPMENT — 10.6%
ARI Fleet Lease Trust 2022-A A3 — 3.430% 1/15/2031(f)	$10,094,000	$9,949,371
Avis Budget Rental Car Funding AESOP LLC 2019-3A A — 2.360% 3/20/2026(f)	8,591,000	8,206,527
CNH Equipment Trust 2021-B A3 — 0.440% 8/17/2026	2,000,000	1,905,895
CNH Equipment Trust 2022-A A3 — 2.940% 7/15/2027	19,831,000	19,396,614
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(f)	12,184,700	11,787,939
Dell Equipment Finance Trust 2021-2 A3 — 0.530% 12/22/2026(f)	50,627,000	48,478,998
Dell Equipment Finance Trust 2021-2 C — 0.940% 12/22/2026(f)	11,180,000	10,619,264
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	5,444,000	5,349,574
Dell Equipment Finance Trust 2022-1 A3 — 2.490% 8/23/2027(f)	110,213,000	108,145,382
Dell Equipment Finance Trust 2022-1 B — 2.720% 8/23/2027(f)	17,115,000	16,608,398
Dell Equipment Finance Trust 2022-1 C — 2.940% 8/23/2027(f)	17,567,000	17,049,943
Encina Equipment Finance LLC 2021-1A A2 — 0.740% 12/15/2026(f)	23,299,000	22,747,296
Enterprise Fleet Financing LLC 2021-3 A2 — 0.770% 8/20/2027(f)	56,875,000	54,726,427
Enterprise Fleet Financing LLC 2022-2 — 4.790% 5/21/2029	32,246,000	32,565,977
Enterprise Fleet Funding LLC 2021-1 A3 — 0.700% 12/21/2026(f)	2,050,000	1,922,025
GMF Floorplan Owner Revolving Trust 2019-2 A — 2.900% 4/15/2026(f)	30,866,000	30,455,059
GreatAmerica Leasing Receivables Funding LLC 2020-1 A4 — 1.850% 2/16/2026(f)	1,060,000	1,037,485
Hertz Vehicle Financing III LP 2021-2A A — 1.680% 12/27/2027(f)	17,841,000	15,693,136
Hertz Vehicle Financing LLC 2021-1A A — 1.210% 12/26/2025(f)	73,571,000	69,230,951
Hertz Vehicle Financing LLC 2022-4A A — 3.730% 9/25/2026(f)	80,995,000	79,726,659
HPEFS Equipment Trust 2022-1A A3 — 1.380% 5/21/2029(f)	65,430,000	62,969,773
HPEFS Equipment Trust 2022-1A B — 1.790% 5/21/2029(f)	26,862,000	25,824,332
HPEFS Equipment Trust 2022-1A C — 1.960% 5/21/2029(f)	17,858,000	17,082,763
HPEFS Equipment Trust 2022-2A B — 4.200% 9/20/2029(f)	9,732,000	9,663,843
HPEFS Equipment Trust 2022-2A C — 4.430% 9/20/2029(f)	5,634,000	5,591,336
John Deere Owner Trust 2022 2022-A A3 — 2.320% 9/16/2026	39,342,000	38,316,736

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Kubota Credit Owner Trust 2020-1A A4 — 2.260% 7/15/2026(f)	$14,855,000	$14,555,175
Kubota Credit Owner Trust 2022-1A A3 — 2.670% 10/15/2026(f)	88,222,000	85,825,829
NextGear Floorplan Master Owner Trust 2021-1A A — 0.850% 7/15/2026(f)	3,947,000	3,736,866
NextGear Floorplan Master Owner Trust 2022-1A A2 — 2.800% 3/15/2027(f)	72,271,000	69,358,016
Pawneee Equipment Receivables LLC 2021-1 A2 — 1.100% 7/15/2027(f)	21,232,000	20,393,699
Prop 2017-1A — 5.300% 3/15/2042(d)	17,308,247	15,465,918
Verizon Master Trust 2022-4 A — 3.400% 11/20/2028(j)	77,914,000	77,468,589
Verizon Master Trust 2022-4 B — 3.640% 11/20/2028(j)	34,616,000	34,387,469
Verizon Master Trust 2022-4 C — 3.890% 11/20/2028(j)	8,987,000	8,926,257
Wheels SPV 2 LLC 2020-1A A3 — 0.620% 8/20/2029(f)	6,513,000	6,246,855
		$1,061,416,376

OTHER — 12.1%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$37,774,000	$35,860,331
ABPCI Direct Lending Fund ABS II LLC 2022-2A A1, 3M TSFR + 2.100% — 2.372% 3/1/2032(d)(e)(f)	26,204,000	25,155,840
Cologix Data Centers US Issuer LLC 2021-1A A2 — 3.300% 12/26/2051(f)	58,068,000	53,242,369
DataBank Issuer 2021-1A A2 — 2.060% 2/27/2051(f)	14,750,000	13,089,862
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	9,925,000	9,338,600
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	11,435,000	10,996,145
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(f)	9,720,722	9,511,561
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(f)	56,366,000	52,628,991
Golub Capital Partners ABS Funding Ltd. 2021-2A A — 2.944% 10/19/2029(f)	95,445,000	89,271,331
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	44,967,000	43,149,884
Gracie Point International Funding 2021-1A, 1M USD LIBOR + 0.750% — 1.812% 11/1/2023(e)(f)	23,479,970	23,243,839
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (TXBL-LA ULT RESTORATION CORP P), — 3.615% 2/1/2029	48,703,000	48,688,993
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(f)	45,379,000	42,391,973
Oasis Securitization Funding LLC 2021-1A A — 2.579% 2/15/2033(f)	3,587,757	3,545,821
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(f)	75,876,442	75,545,241
Oportun Funding XIV LLC 2021-A — 1.210% 3/8/2028(f)	10,137,000	9,536,693
Oportun Issuance Trust 2021-C A — 2.180% 10/8/2031(f)	64,181,000	61,821,623
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950% — 3.076% 1/15/2031(e)(f)	85,004,000	81,953,631
PFS Financing Corp. 2021-A A — 0.710% 4/15/2026(f)	42,758,000	40,259,449
PFS Financing Corp. 2021-B A — 0.770% 8/15/2026(f)	52,919,000	49,142,139
PFS Financing Corp. 2021-A B — 0.960% 4/15/2026(f)	5,986,000	5,674,471
PFS Financing Corp. 2020-G A — 0.970% 2/15/2026(f)	63,808,000	60,561,277
PFS Financing Corp. 2020-E A — 1.000% 10/15/2025(f)	43,430,000	41,746,284
PFS Financing Corp. 2021-B B — 1.090% 8/15/2026(f)	11,978,000	11,296,816
PFS Financing Corp. 2020-G B — 1.570% 2/15/2026(f)	3,303,000	3,178,677
PFS Financing Corp. 2020-A B — 1.770% 6/15/2025(f)	9,400,000	9,118,490
PFS Financing Corp. 2022-A A — 2.470% 2/15/2027(f)	105,379,000	101,641,660
PFS Financing Corp. 2022-A B — 2.770% 2/15/2027(f)	21,651,000	20,969,080
PFS Financing Corp. 2022-C A — 3.890% 5/15/2027(f)	77,233,000	77,026,857
PFS Financing Corp. 2022-C B — 4.390% 5/15/2027(f)	11,913,000	11,706,842
SBA Tower Trust — 1.631% 5/15/2051(f)	5,410,000	4,851,947
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	21,377,526	19,965,205

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
TVEST LLC 2020-A A — 4.500% 7/15/2032(f)	$5,207,087	$5,159,012
Vantage Data Centers Issuer LLC 2020-1A A2, 1M USD LIBOR + 1.650% — 1.645% 9/15/2045(f)	19,214,000	17,450,749
VCP RRL ABS I Ltd. 2021-1A A — 2.152% 10/20/2031(f)	48,214,050	45,720,805
		$1,214,442,488

TOTAL ASSET-BACKED SECURITIES (Cost $6,701,069,465)		$6,497,424,824

CORPORATE BONDS & NOTES — 1.5%

COMMUNICATIONS — 0.1%
Frontier Communications Holdings LLC — 5.875% 10/15/2027(f)	$5,925,000	$5,310,281
		$5,310,281
FINANCIAL — 1.2%
Ares Capital Corp. — 3.250% 7/15/2025	$37,309,000	$34,472,986
Blackstone Private Credit Fund — 4.700% 3/24/2025(f)	9,590,000	9,242,409
OWL Rock Core Income Corp. — 4.700% 2/8/2027(f)	40,949,000	37,520,066
OWL Rock Core Income Corp. — 5.500% 3/21/2025(f)	45,959,000	44,112,335
		$125,347,796
UTILITIES — 0.2%
Cleco Securitization I LLC — 4.016% 3/1/2033	$22,389,000	$22,288,250
		$22,288,250

TOTAL CORPORATE BONDS & NOTES (Cost $159,771,943)		$152,946,327

CORPORATE BANK DEBT — 2.6%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 4.916% 9/29/2024(c)(e)(k)	$38,164,232	$36,494,546
Applied Systems, Inc., 3M USD LIBOR + 3.000% — 5.250% 9/19/2024(c)(e)(k)	22,953,311	22,890,190
Asurion LLC, 1M USD LIBOR + 3.000% — 4.666% 11/3/2024(c)(e)(k)	58,861,933	55,035,908
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 6.489% 10/1/2026(c)(e)(k)	23,072,142	22,149,257
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 6.416% 11/12/2027(c)(e)(k)	18,677,293	18,443,827
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 6.416% 11/12/2027(c)(e)(g)(k)(l)	1,086,411	1,072,831
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 6.063% 5/1/2028(c)(e)(k)	23,501,512	21,915,160
Hanjin International Corp., 3M USD LIBOR + 5.000% — 7.160% 12/23/2022(c)(e)(k)	30,859,000	29,470,345
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 5.642% 4/30/2025(c)(e)(k)	38,604,600	36,143,556
JC Penney Corp., Inc. 1M USD LIBOR + 9.500% 6/23/2023(c)(e)(k)	27,218,054	2,722
McDermott Super Senior Exit LC — 0.500% 6/30/2024(c)(e)(g)(k)(l)	16,770,000	(3,102,450)
Mediaco Holding, Inc. Class A, 8.400%, PIK — 0.000% 11/25/2024(b)(c)(d)(e)(k)	11,777,938	10,953,483
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.916% 9/21/2027(c)(e)(k)	13,201,991	12,327,359

TOTAL CORPORATE BANK DEBT (Cost $278,845,509)		$263,796,734

FPA NEW INCOME, INC.

Portfolio of investments (Continued)

June 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
U.S. TREASURIES — 12.1%
U.S. Treasury Notes — 0.750% 5/31/2026	$122,991,000	$112,676,114
U.S. Treasury Notes — 0.750% 8/31/2026	1,203,293,000	1,095,089,524

TOTAL U.S. TREASURIES (Cost $1,198,846,308)		$1,207,765,638

TOTAL BONDS & DEBENTURES — 97.6% (Cost $10,089,297,729)		$9,795,235,525

TOTAL INVESTMENT SECURITIES — 98.9% (Cost $10,228,562,139)		$9,925,813,811

SHORT-TERM INVESTMENTS — 1.5%
State Street Bank Repurchase Agreement — 0.24% 7/1/2022
(Dated 06/30/2022, repurchase price of $148,537,990, collateralized by $151,673,700 principal amount U.S. Treasury Notes — 3.000% 2024, fair value $151,507,770) (h)	$148,537,000	$148,537,000
TOTAL SHORT-TERM INVESTMENTS (Cost $148,537,000)		$148,537,000

TOTAL INVESTMENTS — 100.4% (Cost $10,377,099,139)		$10,074,350,811
Other Assets and Liabilities, net — (0.4)%		(35,408,529)
NET ASSETS — 100.0%		$10,038,942,282

(a)	Non-income producing security.
(b)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.76% of total net assets at June 30, 2022.
(c)	Restricted securities. These restricted securities constituted 3.52% of total net assets at June 30, 2022, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(d)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of June 30, 2022. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(h)	Security pledged as collateral.
(i)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(j)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2022.
(k)	For corporate bank debt, the rate shown may represent a weighted average rate.
(l)	As of June 30, 2022, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisified. At June 30, 2 022, unfunded commitments totaled $16,770,000.

FPA NEW INCOME, INC.

Portfolio of investments – RESTRICTED SECURITIES

June 30, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 4.916% 9/29/2024	02/28/2022, 03/01/2022	$37,898,861	$36,494,546	0.36%
Applied Systems, Inc., 3M USD LIBOR + 3.000% — 5.250% 9/19/2024	07/28/2021, 08/03/2021, 08/04/2021	22,909,795	22,890,190	0.23%
Asurion LLC, 1M USD LIBOR + 3.000% — 4.666% 11/3/2024	08/17/2021	58,535,039	55,035,908	0.55%
Axiom Global, Inc. 1M USD LIBOR + 5.500% — 6.489% 10/1/2026	11/18/2021, 11/19/2021	22,863,923	22,149,257	0.22%
BTC Holdings Fund I LLC — 3M USD LIBOR + 2.750% — 3.800% 1/28/2027	09/01/2021	5,897,346	5,897,346	0.06%
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 3.700% 10/20/2029	10/25/2021, 01/20/2022	18,000,000	18,000,000	0.18%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 6.416% 11/12/2027	04/30/2021	18,543,880	18,443,827	0.18%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 6.416% 11/12/2027	04/30/2021	1,082,233	1,072,831	0.01%
Copper Earn Out Trust	12/07/2020	—	381,485	0.00%
Copper Property CTL Pass-Through Trust	10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018, 11/27/2018, 01/11/2019, 02/08/2019, 03/11/2019, 05/29/2019, 06/08/2020	25,752,396	6,632,652	0.07%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 6.063% 5/1/2028	04/09/2021	23,302,759	21,915,160	0.22%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 7.160% 12/23/2022	12/23/2020, 02/25/2021	30,819,240	29,470,345	0.29%
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 5.642% 4/30/2025	08/02/2021, 08/03/2021, 08/12/2021	38,447,634	36,143,556	0.36%
JC Penney Corp., Inc. 1M USD LIBOR + 9.500% 6/23/2023	02/03/2021	—	2,722	0.00%
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020	(79,023)	(3,102,450)	(0.03)%
Mediaco Holding, Inc. Class A, 8.400%, PIK — 0.000% 11/25/2024	10/01/2021, 11/01/2021, 12/01/2021, 01/01/2022, 02/01/2022, 03/01/2022, 04/01/2022, 05/01/2022	11,715,704	10,953,483	0.11%
PHI Group, Inc., Restricted	08/19/2019	31,131,405	58,238,226	0.58%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.916% 9/21/2027	08/11/2020	12,805,464	12,327,359	0.12%
TOTAL RESTRICTED SECURITIES		$359,626,656	$352,946,443	3.52%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of June 30, 2022 (see Portfolio of Investments for industry categories):

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Industrials	$65,325,923	—	—	$65,325,923
Energy	—	—	$58,238,226	58,238,226
Retailing	—	—	7,014,137	7,014,137
Commercial Mortgage-Backed Securities
Agency	—	$67,254,042	—	67,254,042
Agency Stripped	—	41,670,935	—	41,670,935
Non-Agency	—	771,862,610	—	771,862,610
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	15,615,054	—	15,615,054
Agency Pool Adjustable Rate	—	288,744	—	288,744
Agency Pool Fixed Rate	—	217,141,755	—	217,141,755
Agency Stripped	—	127,732	—	127,732
Non-Agency Collateralized Mortgage Obligation	—	559,341,130	—	559,341,130
Asset-Backed Securities
Auto	—	2,142,968,250	—	2,142,968,250
Collateralized Loan Obligation	—	1,951,223,630	23,897,346	1,975,120,976
Credit Card	—	103,476,734	—	103,476,734
Equipment	—	1,045,950,458	15,465,918	1,061,416,376
Other	—	1,189,286,648	25,155,840	1,214,442,488
Corporate Bonds & Notes	—	152,946,327	—	152,946,327
Corporate Bank Debt	—	252,843,251	10,953,483	263,796,734
U.S. Treasuries	—	1,207,765,638	—	1,207,765,638
Short-Term Investments	—	148,537,000	—	148,537,000
	$65,325,923	$9,868,299,938	$140,724,950	$10,074,350,811

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2022:

Investments	Beginning Value at September 30, 2021	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at June 30, 2022	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2022
Common Stocks	$93,664,143	$(21,324,083)	—	—	$(7,087,697)	$65,252,363	$(3,923,235)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	35,620,000	(1,052,683)	—	$(11,794,315)	(22,773,002)	—	—
Asset-Backed Securities Collateralized Loan Obligation	17,800,000	—	$18,000,000	(11,902,654)	—	23,897,346	—
Asset-Backed Securities Equipment	18,223,505	(679,127)	—	(2,078,460)	—	15,465,918	(682,453)
Asset-Backed Securities Other	—	(1,048,160)	26,204,000	—	—	25,155,840	(1,048,160)
Corporate Bank Debt	17,737,844	(37,487)	78,941	(68,25,815)	—	10,953,483	(21,839)
	$183,045,492	$(24,141,540)	$44,282,941	$(32,601,244)	$(29,860,699)	$140,724,950	$(5,675,687)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $22,773,002 out of Level 3 into Level 2, $65,325,923 out of Level 3 into Level 1 and $58,238,226 out of Level 1 into Level 3. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced. Transfers into Level 3 were due to change in valuation technique from vendor priced to third party broker quoted.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of June 30, 2022:

Financial Assets	Fair Value at June 30, 2022	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$7,014,137	Pricing Model (a)	Quotes/Prices	$5.50 - $12.75	$12.36

	58,238,226	Pricing Model (b)	Last Executed Trade	$15.30	$15.30

Asset-Backed Securities - Collateralized Loan Obligation	$23,897,346	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00

Asset-Backed Securities - Equipment	$15,465,918	Third-Party Broker Quote (c)	Quotes/Prices	$89.36	$89.36

Asset-Backed Securities - Other	$25,155,840	Third-Party Broker Quote (c)	Quotes/Prices	$96.00	$96.00

Corporate Bank Debt	$10,953,483	Pricing Model (d)	Discounted External Valuation	14.20%	14.20%

(a) The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(b) The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(c) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(d) The Pricing Model technique for Level 3 securities involves external valuation by an independent third party who ustilized a discounted cash flow model.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2022 (excluding short-term investments), was $10,232,593,762 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$37,993,142
Gross unrealized depreciation:	(344,773,093)
Net unrealized depreciation:	$(306,779,951)